Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 16 — Commitments and Contingencies

Commitments

As of June 30, 2024, all of the assets of the Company have been pledged as collateral for the 2023 Convertible Notes.

Contingencies

Legal

In the ordinary course of business, the Company is party to various legal actions. In management’s opinion, the outcome of any such currently pending legal actions will not have a material adverse effect on the Company’s financial position or results of operations.

On March 1, 2022, a potential lender filed a motion for a default judgment against the Company’s wholly owned subsidiary, Proton Green, LLC (“Proton Green”) seeking a $1,000,000 break-up fee related to a commitment letter for a proposed senior secured term loan facility. The parties unsuccessfully attempted to mediate the case on October 23, 2023. Discovery is complete and the parties have filed cross-motions for summary judgment. All briefings are complete and the parties are awaiting the court’s decision. No accrual has been recorded to the condensed consolidated financial statements because the Company is unable to conclude that an unfavorable outcome is probable. Legal fees incurred associated with loss contingencies are expensed.

The Company was served a lawsuit on May 2, 2024, in which it was named as one of several defendants in a complaint filed in the Federal District Court of the Northern District of Illinois, Eastern Division by Alpha Carta, Ltd. et al (the “Alpha Carta Litigation”). Alpha Carta, Ltd. (“Alpha Carta”) alleges that Proton Green breached three promissory notes (the “Notes”), a Forbearance Agreement, and a proposed unexecuted revised Forbearance Agreement with respect to payments due on the Notes and that Proton Green owes, with an aggregate balance of principal and interest, in excess of $30,000,000 (the “AC Debt”). Other claims against the defendants include conspiracy to commit fraud, rescission, and declaratory judgment, all related to the AC Debt. Proton Green asserts, in contrast, that it reached a loan settlement agreement (“Loan Settlement Agreement”) with Alpha Carta to settle the AC Debt for $8,000,000, which has been paid. Alpha Carta denies the existence of such Loan Settlement Agreement and alleges that if such Loan Settlement Agreement does exist, it was executed fraudulently.

The Company believes that the claims asserted in the Alpha Carta Litigation have no merit and intends to vigorously defend them. The Company is unable to reasonably estimate the possible loss or range of loss, if any, associated with these claims, and accordingly, it has not accrued any liability associated with the Alpha Carta Litigation.

There are no other material litigation, arbitration or governmental proceeding currently pending against the Company or any members of its management team in their capacity as such requiring a contingent liability to be recognized as of the date of the consolidated financial statements.

Note 16 — Commitments and Contingencies

Commitments

Company assets.    As of December 31, 2023, all of the assets of the Company have been pledged as collateral for the 2023 Convertible Notes issued pursuant to the SPA.

Contingencies

Legal.    In the ordinary course of business, the Company is party to various legal actions. In management’s opinion, the outcome of any such currently pending legal actions will not have a material adverse effect on the Company’s financial position or results of operations.

On March 1, 2022, a potential lender filed a motion for a default judgment against the Company. The Company filed an opposition to the motion and filed a motion for leave to file an answer. The potential lender is claiming a breach of contract seeking a $1,000,000 break-up fee related to a commitment letter for a proposed senior secured term loan facility. These legal matters have been postponed while the Company and the potential lender attempt to work together to remediate the issue. The Company expenses legal fees incurred associated with loss contingencies.

There are no other material litigation, arbitration or governmental proceeding currently pending against the Company or any members of its management team in their capacity as such requiring a contingent liability to be recognized as of the date of the consolidated financial statements.